SUPPLEMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Statements Line Items
Disclosure of detailed information about supplemental cash flow information [Table Text Block]
	Year ended December 31
	2018	2017	2016
	$	$	$
Changes in working capital:
Accounts receivable	203	284	1,530
Prepaids and deposits	(29)	(10)	12
Accounts payable and accrued liabilities	766	15	(758)
	940	289	784
Comprised of:
Operating activities	720	219	667
Investing activities	214	32	178
Financing activities	6	38	(61)
	940	289	784
Other cash flow information:
Cash paid for interest	397	480	596
Income taxes paid	-	-	-

Disclosure of detailed information about per share amounts [Table Text Block]
	Year ended December 31,
	2018	2017	2016
Weighted average common shares outstanding
Basic	103,606,088	61,682,462	42,095,366
Diluted	103,606,088	61,682,462	42,095,366